Net Income - Depreciation and Amortization Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Depreciation And Amortization [Line Items]
Property, plant and equipment	$ 29,183		$ 28,707	$ 28,839
Right-of-use assets	4,322		4,168	4,072
Investment properties	45		45	45
Intangible assets	6,666		6,699	6,699
Incremental costs of obtaining contracts	945	$ 30	906	856
Total depreciation and amortization expenses	41,161		40,525	40,511
Depreciation expenses	33,550	$ 1,069	32,920	32,956
Amortization expenses	7,611		7,605	7,555
Operating costs [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	31,350		30,770	30,874
Amortization expenses	7,434		7,406	7,370
Operating expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	2,200		2,150	2,082
Marketing expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	94		95	70
General and administrative expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	57		63	68
Research and development expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	$ 26		$ 41	$ 47